4. Adoption of new standards, amendments to and interpretations (Details Narrative) R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$)
Adoption Of New Standards Amendments To And Interpretations Of Existing Standards Issued By Iasb Effective From 2019
Withheld liabilities in continuing operations	R$ 13
Withheld liabilities in discontinued operations	R$ 8